SCHEDULE OF INVENTORIES (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 18,856	$ 112,023
Finished goods	151,896	168,115
Total inventory	$ 170,752	$ 280,138